CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	$ 1,264	$ 1,143	$ 595
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	317	393	557
Write down of inventories	25	80	125
Write down of property, plant and equipment	117	0	0
Loss (gain) on disposal of property, plant and equipment	0	(110)	23
Deferred income taxes	0	(12)	(15)
Changes in operating assets and liabilities:
Accounts receivable	(1,378)	214	801
Inventories	687	1,539	(868)
Prepaid expenses and other assets	249	100	70
Accounts payable	(291)	2	62
Accrued expenses and other liabilities	195	697	344
Income tax payable	103	55	121
Long-term deposits	(32)	122	(167)
Net cash provided by operating activities	1,256	4,223	1,648
Investing activities:
Purchase of property, plant and equipment	(524)	(129)	(73)
Proceeds from disposal of property, plant and equipment	60	110	41
Acquisition of a subsidiary	0	(19)	0
Repayment from amount due from an equity method investee	0	0	110
Increase in long-term loan receivable	0	0	(269)
Repayment from long-term loan receivable	0	184	0
Release of bank pledged deposit	0	643	0
Contribution from a non-controlling shareholder	0	26	6
Net cash (used in) provided by investing activities	(464)	815	(185)
Financing activities:
Proceed from exercise of employee share options	0	30	0
Cash dividends paid	(1,364)	(758)	(568)
Repayment of bank loans	0	0	(112)
Net cash used in financing activities	(1,364)	(728)	(680)
Net increase (decrease) in cash and cash equivalents	(572)	4,310	783
Cash and cash equivalents at the beginning of year	9,727	5,416	4,634
Effect of exchange rate changes on cash	(15)	1	(1)
Cash and cash equivalents at the end of year	9,140	9,727	5,416
Supplemental cash flow information:
Interest	0	7	1
Income taxes	$ 120	$ 91	$ 66